Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares, issued (in Shares)	[1]	22,000,000	22,000,000
Ordinary shares, shares outstanding (in Shares)	[1]	22,000,000	22,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).